Business and Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 21,000	$ 64,000
Percentage of valuation allowance provided	100.00%
Fifteen Non Affilated Investors [Member]
Common stock share issued	321,500
Proceeds from issuance of common stock	$ 1,607,500